Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefit Plan Assets Measured at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	$ 9,626
Fair value of plan assets at end of year	8,832	$ 9,626
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution retirement plan expense	1,100	1,100	$ 1,200
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	9,626
Fair value of plan assets at end of year	8,836	9,626
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	573	658
Gross realized gain (loss)	42	24
Gross unrealized gain (loss)	(9)	36
Purchases, sales and settlements (net)	(104)	(93)
Transfers Into/ (Out of) Level 3	9	(52)
Fair value of plan assets at end of year	511	573	658
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	624	645
Fair value of plan assets at end of year	568	624	645
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	22
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	1	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	23	22	22
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	12	1
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	1	1
Transfers Into/ (Out of) Level 3	3	10
Fair value of plan assets at end of year	16	12	1
High-yield fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	5	0
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	2	3
Transfers Into/ (Out of) Level 3	(3)	2
Fair value of plan assets at end of year	4	5	0
International stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	1
Gross realized gain (loss)		0
Gross unrealized gain (loss)		0
Purchases, sales and settlements (net)		(1)
Transfers Into/ (Out of) Level 3		0
Fair value of plan assets at end of year		0	1
Real estate/timber [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	265	294
Gross realized gain (loss)	10	9
Gross unrealized gain (loss)	8	34
Purchases, sales and settlements (net)	(38)	(72)
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	245	265	294
Hedge funds [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	84	152
Gross realized gain (loss)	4	1
Gross unrealized gain (loss)	(5)	4
Purchases, sales and settlements (net)	(21)	(9)
Transfers Into/ (Out of) Level 3	9	(64)
Fair value of plan assets at end of year	71	84	152
Private equity [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	155	158
Gross realized gain (loss)	19	12
Gross unrealized gain (loss)	(5)	(3)
Purchases, sales and settlements (net)	(21)	(12)
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	148	155	158
Other [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	52	52
Gross realized gain (loss)	9	2
Gross unrealized gain (loss)	(7)	1
Purchases, sales and settlements (net)	(27)	(3)
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	27	52	52
Other [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	22
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	1	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	$ 23	$ 22	$ 22
Wells Fargo And Company 401(k) Plan [Member] | United States Pension Plan of US Entity [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Service period for employee to be eligible for 401(k) plan	1 month
Percentage of employee contribution (up to 50%)	50.00%
Service period for employee to be eligible for company matching contributions	1 year
Percentage of employer match (up to 6%)	6.00%
Matching contribution vesting percentage	100.00%
Service period for employee to be eligible for profit sharing contributions	1 year
Profit sharing contribution vesting period	3 years